Consolidated Statements of Net Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Gain on sale of royalty interest	$ (9,812)
Exploration expenses	35,345	61,507
General and administrative expenses	12,943	11,469
Loss from operations	38,476	72,976
Finance cost	5,737	5,070
Interest income	(1,126)	(2,007)
Foreign currency (gains)/losses	(1,366)	1,042
Net loss before tax	41,721	77,081
Income tax	568
Net loss after tax	42,289	77,081
Items that may be reclassified to profit or loss:
Foreign currency translation	2,135	(542)
Total comprehensive loss	44,424	76,539
Net loss attributable to:
Shareholders of the Company	42,227	77,017
Non-controlling interest	62	64
Net loss	42,289	77,081
Total comprehensive loss attributable to:
Shareholders of the Company	44,362	76,475
Non-controlling interest	62	64
Total comprehensive loss	$ 44,424	$ 76,539
Net loss per share attributable to shareholders of the Company
Basic (in Dollars per share)	$ 0.26	$ 0.49
Diluted (in Dollars per share)	$ 0.26	$ 0.49
Weighted average number of shares outstanding
Basic (in Shares)	165,125,705	157,319,752
Diluted (in Shares)	165,125,705	157,319,752